T. ROWE PRICE RETIREMENT 2025 FUND
February 29, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 65.0%
T. Rowe Price Funds:
Equity Index 500 Fund	2,466,753	153,175	357,543	29,409,221	2,314,506
Growth Stock Fund	1,543,925	40,880	187,986	20,799,608	1,470,116
Value Fund	1,467,522	122,197	200,731	40,372,854	1,366,217
Overseas Stock Fund	956,979	53,077	107,695	90,670,520	910,332
International Value Equity Fund	820,470	132,533	98,953	67,224,084	840,973
International Stock Fund	927,936	56,079	185,040	48,399,099	824,721
Emerging Markets Stock Fund	604,589	43,809	83,775	13,530,567	581,003
Mid-Cap Growth Fund	499,305	28,130	58,048	5,212,920	457,486
Mid-Cap Value Fund	444,575	35,512	51,751	16,753,180	419,667
New Horizons Fund(2)	331,177	36,661	35,441	5,460,334	329,313
Small-Cap Stock Fund(2)	304,777	17,728	31,744	5,937,989	283,361
Small-Cap Value Fund	282,613	14,329	31,824	5,944,472	251,451
Real Assets Fund	237,057	24,563	26,994	21,596,706	226,117
Total Equity Mutual Funds (Cost $7,718,501)					10,275,263

BOND MUTUAL FUNDS 34.7%
T. Rowe Price Funds:
New Income Fund	2,251,519	113,524	370,601	209,572,803	2,085,249
Limited Duration Inflation Focused
Bond Fund	789,886	86,607	86,235	158,318,609	799,509
International Bond Fund (USD
Hedged)	725,026	53,058	84,831	70,518,538	713,648
Emerging Markets Bond Fund	526,283	24,155	64,465	42,242,658	492,127
Dynamic Global Bond Fund	482,962	58,595	52,333	51,648,958	474,137
U. S. Treasury Long-Term Fund	598,878	42,804	254,712	28,302,098	411,513
High Yield Fund	362,994	38,419	40,565	55,677,301	361,902
Floating Rate Fund	107,936	59,867	22,322	15,049,536	143,573
Total Bond Mutual Funds (Cost $5,356,517)					5,481,658

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2025 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.3%
T. Rowe Price Funds:
U. S. Treasury Money Fund,
1.26% (3)	30,082	542,342	524,309	48,114,688	48,115
Total Short-Term Investments (Cost $48,115)					48,115

Total Investments in Securities 100.0%
(Cost $13,123,133)					$15,805,036

Other Assets Less Liabilities (0.0)%					(1,079)

Net Assets 100.0%					$15,803,957

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the
Investor Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www. troweprice. com.
(2)	Non-income producing
(3)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2025 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(1,617)	$(15,087)	$8,913
Emerging Markets Bond Fund	(1,535)	6,154	19,543
Emerging Markets Stock Fund	17,316	16,380	7,587
Equity Index 500 Fund	145,571	52,121	36,414
Floating Rate Fund	(245)	(1,908)	3,867
Growth Stock Fund	96,797	73,297	3,009
High Yield Fund	361	1,054	15,131
International Bond Fund (USD
Hedged)	11,600	20,395	9,415
International Stock Fund	21,741	25,746	21,906
International Value Equity Fund	(660)	(13,077)	25,242
Limited Duration Inflation
Focused Bond Fund	9,722	9,251	4,848
Mid-Cap Growth Fund	40,590	(11,901)	1,030
Mid-Cap Value Fund	14,865	(8,669)	6,640
New Horizons Fund	48,973	(3,084)	—
New Income Fund	7,959	90,807	45,855
Overseas Stock Fund	15,931	7,971	21,404
Real Assets Fund	2,260	(8,509)	6,262
Small-Cap Stock Fund	25,031	(7,400)	—
Small-Cap Value Fund	15,728	(13,667)	1,718
U. S. Treasury Long-Term Fund	58,210	24,543	8,998
Value Fund	38,039	(22,771)	25,064
U. S. Treasury Money Fund	—	—	930
Totals	$566,637#	$221,646	$273,776+

#	Capital gain distributions from mutual funds represented $185,410 of the net realized gain
(loss) .
+	Investment income comprised $273,776 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2025 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2025 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 29, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.